Restricted Stock Units (Tables)	12 Months Ended
Dec. 31, 2021
Restricted Stock Units [Abstract]
Summary of Movement in Number of RSU Outstanding

The movement in the number of RSU outstanding for the year ended 31 December 2021 and 2020 was as follow:

	2021
	Number of RSU	Weighted average grant date fair value
	’000	US$ per unit
Outstanding at January 1	1,113	15.3409
Granted during the year	2,133	15.0120
Vested during the year	(349)	15.2420
Forfeited during the year	(296)	14.4913
Outstanding at December 31	2,601	15.1808

	2020
	Number of RSU	Weighted average grant date fair value
	’000	US$ per unit
Outstanding at January 1, 2020	—	—
Granted during the year	1,139	15.3639
Forfeited during the year	(26)	16.3350
Outstanding at December 31, 2020	1,113	15.3409